Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of unrecognized tax-losses incurred

(in thousands)	Loss per year
2017	$862
2018	2,756
2019	1,084
2020	—
2021	908
2022	289
$5,900

Schedule of the reconciliation of income tax expense at statutory tax rate and the income expenses as reported in the consolidated statement of loss and other comprehensive income

	For the Year Ended December 31,
(in thousands)	2022	2021	2020
Loss before income tax	$(31,658)	$(42,198)	$(15,884)
Computed 25.8% tax on Loss (2021/2020: 25%)	(8,168)	(10,549)	(3,971)

Tax effect of:
Non-deductible costs	1,080	982	124
Unrecognized deferred tax for losses and temporary differences	7,192	9,435	3,939
Difference in overseas tax rates	72	46	30
Change in deferred tax asset	72	244	(18)
Previously unrecognized tax losses now recouped to reduce current tax expense	—	—	(61)
Total corporate tax	$249	$157	$43

Effective tax rate	(0.8)%	(0.4)%	(0.3)%

	For the Year Ended December 31,
(in thousands)	2022	2021	2020
Current tax on result	$249	$139	$61
Deferred tax prior years	—	18	—
Deferred tax current year	(7,264)	(9,679)	(3,921)
Movement valuation allowance	7,264	9,679	3,903
Total corporate tax expense	$249	$157	$43

Schedule of unrecognized deferred tax assets

	For the Year Ended December 31,
(in thousands)	2022	2021	2020
Deductible temporary differences	$83,933	$59,683	$25,668
Tax losses	5,900	5,747	5,218
Total unrecognized deferred tax assets	$89,833	$65,429	$30,886

Total tax effect 25.8% (2021/2020: 25%)	$23,177	$16,357	$7,722